Impacts of adoption of new IFRS standards (Details) - USD ($) $ in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Non-current assets [abstract]
Deferred tax assets		$ 8,224		$ 8,225	$ 8,229
Total non-current assets		109,993		104,867	104,871
Total assets		142,058		133,075	133,079
Equity [abstract]
Reserves		75,934		73,359	73,299
Total equity		76,901	$ 71,211	74,287	74,227	$ 69,978	$ 67,646	$ 74,891
Non-current liabilities [abstract]
Deferred tax liabilities		7,631		5,180	5,168
Provisions and other non-current liabilities		6,823		6,988	7,057
Total non-current liabilities		37,214		35,392	35,449
Current liabilities [abstract]
Provisions and other current liabilities		11,161		11,196	11,203
Total current liabilities		27,943		23,396	23,403
Total liabilities		65,157			58,852
Total equity and liabilities		$ 142,058		133,075	133,079
Previously stated [member]
Non-current assets [abstract]
Deferred tax assets				8,229
Total non-current assets				104,871
Total assets				133,079
Equity [abstract]
Reserves				73,299
Total equity				74,227	74,227
Non-current liabilities [abstract]
Deferred tax liabilities				5,168
Provisions and other non-current liabilities				7,057
Total non-current liabilities				35,449
Current liabilities [abstract]
Provisions and other current liabilities				11,203
Total current liabilities				23,403
Total equity and liabilities				133,079
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity [abstract]
Total equity	[1]				$ 60
Adjustment, IFRS 15
Non-current assets [abstract]
Deferred tax assets				(4)
Total non-current assets				(4)
Total assets				(4)
Equity [abstract]
Reserves				60
Total equity				60
Non-current liabilities [abstract]
Deferred tax liabilities				12
Provisions and other non-current liabilities				(69)
Total non-current liabilities				(57)
Current liabilities [abstract]
Provisions and other current liabilities				(7)
Total current liabilities				(7)
Total equity and liabilities				$ (4)

[1]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation. See Note 2 and Note 7.